Income Taxes (Details Narrative) - CAD ($) $ in Millions			9 Months Ended
	Aug. 12, 2022	Apr. 07, 2022	Jul. 31, 2022
Events After Reporting Period [Member]
Disclosure Of IncomeTax [Line Items]
Additional income tax and interest reassessed to date	$ 1,734
Canadian Federal Budget Proposed Tax Measures [member] | Canada Recovery Dividend [member]
Disclosure Of IncomeTax [Line Items]
Canada Recovery Dividend Tax Rate		15.00%
Canadian Federal Budget [member] | Canada Recovery Dividend [member]
Disclosure Of IncomeTax [Line Items]
Tax payable, Term of installments			over five years
Increase in Tax Rate [member] | Canadian Federal Budget [member]
Disclosure Of IncomeTax [Line Items]
Tax rate effect from change in tax rate		1.50%
Bottom of range [member] | Canadian Federal Budget [member] | Canada Recovery Dividend [member]
Disclosure Of IncomeTax [Line Items]
Applicable taxable Income lower limit		$ 1,000
Bottom of range [member] | Increase in Tax Rate [member] | Canadian Federal Budget [member]
Disclosure Of IncomeTax [Line Items]
Applicable taxable Income lower limit		$ 100
Canada Revenue Agency Reassessment [member] | Two Thousand Eleven To Two Thousand Sixteen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed			$ 1,186
Canada Revenue Agency Reassessment [member] | Two Thousand And Seventeen Taxation Year [Member] | Events After Reporting Period [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed	$ 460
Revenu Quebec Agency [member] | Two thousand eleven to two thousand fifteen taxation years [member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed			34
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Eleven To Two Thousand Sixteen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed			$ 54